Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13 SUBSEQUENT EVENTS

Management has evaluated subsequent events and determined that there are no events or transactions that require disclosure in the interim condensed consolidated financial statements.